Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating activities:
Net and comprehensive loss for the period		$ (1,640,633)	$ (14,472,866)	$ (3,551,875)	$ (42,755,746)
Items not involving cash:
Amortization		39,383	7,291	88,953	13,466
Stock based compensation		286,111	740,051	720,774	991,408
Warrant liability-fair value adjustment		(2,872,069)	(6,609,952)	4,793,375	3,866,673
Warrant liability-foreign exchange adjustment		48,065	142,682	9,972	36,625
Non-cash issue costs				764,132
Non-cash settlement included in payables				2,090,200
Non-cash note payable expenses and accrued interest		32,908		186,730
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits		264,468	1,294,599	(328,951)	(283,330)
Accounts payable and accrued liabilities		(737,993)	5,736,133	(5,613,707)	5,783,889
Cash used in operating activities		(4,579,760)	(13,162,062)	(840,397)	(32,347,015)
Financing activities:
Net proceeds from issuance of common shares and warrants	[1]	741,225	(2,997)	23,490,929	31,374,911
Proceeds from note payable				1,500,000
Repayment of lease liabilities		(23,518)		(33,761)
Cash provided by financing activities		717,707	(2,997)	24,957,168	31,374,911
Investing Activities:
Purchase of property, plant and equipment		(79,498)		(79,498)
Additions to patents		(72,292)	(125,198)	(175,852)	(178,956)
Cash used in investing activities		(151,790)	(125,198)	(255,350)	(178,956)
Increase (Decrease) in cash and cash equivalents		(4,013,843)	(13,290,257)	23,861,421	(1,151,060)
Cash and cash equivalents, beginning of the period		28,689,756	23,610,440	814,492	11,471,243
Cash and cash equivalents, end of the period		24,675,913	10,320,183	24,675,913	10,320,183
Cash and cash equivalents comprise:
Cash		20,483	1,392,741	20,483	1,392,741
Cash Equivalents		24,655,430	8,927,442	24,655,430	8,927,442
Cash and cash equivalents, end of the period		$ 24,675,913	$ 10,320,183	$ 24,675,913	$ 10,320,183

[1]	Includes net proceeds from the issuance of common share equivalents (see note 9a).